Lease Liabitity - Schedule of Movement in Lease Liability (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)	Dec. 31, 2022 AED (د.إ)
Lease Liabitity [Abstract]
Balance at the beginning of the year	$ 593,726	د.إ 2,180,163	د.إ 2,845,158
Lease additions during the period	50,001	183,603	158,876
Add: interest accretion	12,658	46,480	62,969	د.إ 81,706
Less: payments made during the period	(280,332)	(1,029,380)	(886,840)	(859,830)
Balance at the end of the period	$ 376,053	د.إ 1,380,866	د.إ 2,180,163	د.إ 2,845,158